SCHEDULE OF PLEDGE INFORMATION (Details) - USD ($)	May 31, 2024		Nov. 30, 2023		Nov. 30, 2022
Real Estate Inventories [Member]
Loans	$ 86,485,565		$ 66,393,021		$ 74,364,023
Real Estate Inventories and Restricted Cash [Member]
Loans	1,017,876		5,870,021		12,370,110
Restricted Cash [Member]
Loans		[1]	1,487,793	[1],[2]	338,526	[2]
Property, Plant and Equipment [Member]
Loans	$ 4,705,153		$ 4,300,925		$ 4,691,467

[1]	As of May 31, 2024 and November 30, 2023, these loans were secured by restricted cash of $1,399,888 and $1,488,120, respectively.
[2]	As of November 30, 2023 and 2022, these loans were secured by restricted cash of $1,488,120 and $1,579,534, respectively.